Annual Fund Operating Expenses - LVIP T Rowe Price Growth Stock Fund	May 01, 2021
Standard Class
Operating Expenses:
Management Fee	0.63%
Distribution and/or Service (12b-1) fees	none
Other Expenses	0.06%
Total Annual Fund Operating Expenses	0.69%
Less Fee Waiver	0.02%	[1]
Total Annual Fund Operating Expenses (After Fee Waiver)	0.67%
Service Class
Operating Expenses:
Management Fee	0.63%
Distribution and/or Service (12b-1) fees	0.25%
Other Expenses	0.06%
Total Annual Fund Operating Expenses	0.94%
Less Fee Waiver	0.02%	[1]
Total Annual Fund Operating Expenses (After Fee Waiver)	0.92%

[1]	Lincoln Investment Advisors Corporation (the “Adviser”) has contractually agreed to waive the following portion of its advisory fee: When the total Fund assets are less than $1 billion: 0.00% of the Fund's average daily net assets. When the Funds assets exceed $1 billion: 0.025% of the first $1 billion of the Fund's average daily net assets and 0.0125% on of the Fund’s average daily net assets in excess of $1 billion. The agreement will continue through at least April 30, 2022 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.